Taxes (Details 1)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Taxes
U.S. federal statutory rate	21.00%	21.00%
State taxes	1.90%	9.80%
Deferred tax asset adjustments	(11.50%)	4.30%
Non-deductible amortization of debt discount	(0.40%)	0.00%
Other non-deductible items	(0.10%)	1.90%
Non-taxable change in profit share liability	(8.60%)	41.70%
Change in valuation allowance	(0.30%)	(70.30%)
Income tax provision	2.60%	8.40%